TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Taxes Payable [Abstract]
Federal Income Tax Note [Table Text Block]

Tax payables are summarized as follows:

	December 31,	December 31,
	2012	2011
VAT tax payables	$4,241,346	$4,183,815
Income tax liability	353,575	411,638
Individual Income tax payable	6,712	-
Other tax payable	162	(4,151)
Total taxes payable	$4,601,795	$4,591,302